Fair value measurement and hierarchy - Fair value measurement and hierarchy (Details) - Derivatives	9 Months Ended
May 31, 2024 CAD ($)
Series A and Series B Convertible Preferred Stock
Fair value measurement and hierarchy
Percentage of fair value of derivative liability on volatility rate	70.00%
Series A and Series B Convertible Preferred Stock | Minimum
Fair value measurement and hierarchy
Percentage of fair value of derivative liability on volatility rate	50.00%
Series A and Series B Convertible Preferred Stock | Maximum
Fair value measurement and hierarchy
Percentage of fair value of derivative liability on volatility rate	75.00%
Volatility
Fair value measurement and hierarchy
Percentage of fair value of derivative liability to determine remaining contractual life	77.00%
Percentage of reasonably possible increase in unobservable input liabilities	10.00%
Change in fair value of derivatives by percentage of reasonably possible increase in unobservable input liabilities	$ 99,000
Volatility | Series A and Series B Convertible Preferred Stock
Fair value measurement and hierarchy
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Change in fair value of derivatives by percentage of reasonably possible increase in unobservable input liabilities	$ 110,000
Current market price
Fair value measurement and hierarchy
Percentage of reasonably possible increase in unobservable input liabilities	10.00%
Change in fair value of derivatives by percentage of reasonably possible increase in unobservable input liabilities	$ 134,000